Revenue from Contract with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
The following tables provide details of our revenues disaggregated by key activities that comprise our performance obligations by operating segment (in thousands):

	Year Ended December 31, 2018
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation	$749,266	$337,690	$—	$1,086,956
Terminalling	182,648	6,365	—	$189,013
Storage	220,874	135,259	(3,691)	$352,442
Ancillary services	136,122	26,151	—	$162,273
Lease revenue	27,706	60,598	—	$88,304
Transportation and terminals revenue	1,316,616	566,063	(3,691)	1,878,988
Product sales revenue	880,453	46,767	—	$927,220
Affiliate management fee revenue	5,533	14,832	—	$20,365
Total revenue	2,202,602	627,662	(3,691)	2,826,573
Revenue not under the guidance of ASC 606:
Lease revenue(1)	(27,706)	(60,598)	—	$(88,304)
(Gains) losses from futures contracts included in product sales revenue(2)	(85,643)	632	—	$(85,011)
Affiliate management fee revenue	(5,533)	(14,832)	—	$(20,365)
Total revenue from contracts with customers under ASC 606	$2,083,720	$552,864	$(3,691)	$2,632,893

(1) Lease revenue is accounted for under ASC 840, Leases.
(2) The impact on product sales revenue from futures contracts falls under the guidance of ASC 815, Derivatives and Hedging.

	Year Ended December 31, 2019
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation	$778,394	$343,782	$—	$1,122,176
Terminalling	185,008	17,822	—	$202,830
Storage	224,336	157,202	(5,417)	$376,121
Ancillary services	140,055	28,376	—	$168,431
Lease revenue	27,889	73,183	—	$101,072
Transportation and terminals revenue	1,355,682	620,365	(5,417)	1,970,630
Product sales revenue	707,812	28,280	—	$736,092
Affiliate management fee revenue	6,719	14,471	—	$21,190
Total revenue	2,070,213	663,116	(5,417)	2,727,912
Revenue not under the guidance of ASC 606:
Lease revenue(1)	(27,889)	(73,183)	—	$(101,072)
(Gains) losses from futures contracts included in product sales revenue(2)	69,538	3,024	—	$72,562
Affiliate management fee revenue	(6,719)	(14,471)	—	$(21,190)
Total revenue from contracts with customers under ASC 606	$2,105,143	$578,486	$(5,417)	$2,678,212

(1) Lease revenue is accounted for under ASC 842, Leases.
(2) The impact on product sales revenue from futures contracts falls under the guidance of ASC 815, Derivatives and Hedging.

Contract with Customer, Asset and Liability
The following table summarizes our accounts receivable, contract assets and contract liabilities resulting from contracts with customers (in thousands):

	December 31, 2018	December 31, 2019
Accounts receivable from contracts with customers	$102,684	$124,701
Contract assets	$8,487	$8,071
Contract liabilities	$122,129	$111,670

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
The following table provides the aggregate amount of the transaction price allocated to our UPOs as of December 31, 2019 by operating segment, including the range of years remaining on our contracts with customers and an estimate of revenues expected to be recognized over the next 12 months (dollars in thousands):

	Refined Products	Crude Oil	Total
Balances at December 31, 2019	$2,245,549	$1,154,596	$3,400,145
Remaining terms	1 - 19 years	1 - 10 years
Estimated revenues from UPOs to be recognized in the next 12 months	$423,974	$308,454	$732,428